Borrowings - Additional Information (Details) $ / shares in Units, SFr in Millions								12 Months Ended
	Jan. 23, 2026 USD ($) shares	Nov. 27, 2025 USD ($)	Nov. 27, 2025 CHF (SFr)	Jun. 25, 2025 USD ($) shares	May 02, 2024 USD ($) instrument $ / shares shares	Apr. 23, 2024 USD ($)	Apr. 23, 2024 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 20, 2026 USD ($)	Feb. 20, 2026 CHF (SFr)	Dec. 31, 2023 USD ($)
Warrant Rights, Tranche A | Warrant obligation:
Disclosure Of Detailed Information About Borrowings [Line Items]
Total financial liabilities					$ 700,000
Warrant Rights, Tranche B | Warrant obligation:
Disclosure Of Detailed Information About Borrowings [Line Items]
Total financial liabilities				$ 500,000
Ordinary Shares | Perceptive Credit Holdings IV, LP
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares					400,000
Price per share of shares available to purchase under warrant certificate (in dollars per share) | $ / shares					$ 4.9992
Ordinary Shares | Perceptive Credit Holdings IV, LP | Major Borrowing Transactions
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional shares available to purchase under warrant certificate (in shares) | shares	75,000
Ordinary Shares | Perceptive Credit Holdings IV, LP | Warrant Rights, Tranche A
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares					200,000
Ordinary Shares | Perceptive Credit Holdings IV, LP | Warrant Rights, Tranche B
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares				200,000	200,000
Ordinary Shares | Perceptive Credit Holdings IV, LP | Warrant Rights, Tranche C | Major Borrowing Transactions
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares	100,000
Ordinary Shares | Perceptive Credit Holdings IV, LP | Warrant Rights, Tranche D | Major Borrowing Transactions
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares available to purchase under warrant certificate (in shares) | shares	100,000
Perceptive Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings					$ 50,000,000.0
Number of business days for right to reinvest certain proceeds in assets					180 days
Minimum amount of qualified cash required to be maintained under customary covenants					$ 3,000,000.0
Minimum amount of last twelve months revenue required to be maintained under customary covenants								$ 67,400,000
Draw down of term loans					$ 50,000,000.0			$ 35,000,000	$ 15,000,000
Interest rate								12.10%	14.80%
Total financial liabilities								$ 474,000	$ 656,000
Borrowings amount								47,733,000	13,237,000			$ 0
Credit agreement maturity					5 years
Exercise period of purchase rights on warrant certificate					10 years
Perceptive Credit Agreement | Major Borrowing Transactions
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional borrowings	$ 25,000,000.0
Trailing twelve-month revenue triggering draw down	$ 85,000,000.0
Perceptive Credit Agreement | Term SOFR
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted interest rate					6.25%
Perceptive Credit Agreement | Term SOFR | Major Borrowing Transactions
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted interest rate	4.00%
Perceptive Credit Agreement | Term SOFR Floor
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted interest rate					4.00%
Perceptive Credit Agreement | Term SOFR Floor | Major Borrowing Transactions
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted interest rate	6.25%
Perceptive Credit Agreement | Term SOFR upon event default
Disclosure Of Detailed Information About Borrowings [Line Items]
Adjusted interest rate					9.25%
Tranche A
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings					$ 15,000,000.0
Draw down of term loans					$ 15,000,000.0
Number of separate financial instrument | instrument					2
Interest rate					15.20%
Borrowings amount					$ 13,300,000
Transaction costs associated with loan					1,100,000
Tranche B
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings					$ 35,000,000.0
Draw down of term loans				$ 35,000,000.0
Interest rate					12.40%
Borrowings amount				34,100,000
Transaction costs associated with loan				$ 400,000
Tranche C | Major Borrowing Transactions
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings	$ 12,500,000
Tranche D | Major Borrowing Transactions
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings	$ 12,500,000
Existing Credit Agreement | Credit Suisse SA
Disclosure Of Detailed Information About Borrowings [Line Items]
Termination of existing borrowings						$ 5,500,000	SFr 5.0
New Credit Agreement | Credit Suisse SA
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings						$ 100,000
Borrowings amount								$ 0	$ 0
Termination of existing borrowings		$ 100,000	SFr 0.1
New Credit Agreement | UBS Switzerland AG | Major Borrowing Transactions
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings										$ 300,000	SFr 0.3